Transactions with Related Parties - Cardiff, Fabiana, Basset and Vivid (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended	47 Months Ended	48 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2016
Termination cost	$ 0	$ 0
Cardiff Tankers Inc. and Cardiff Gas Ltd
Chartering commission	1.25%
Fabiana Services S.A. | Consultancy Agreement commencing on February 3, 2013
Termination cost				$ 0
Basset Holdings Inc. | Consultancy Agreement Effective 1 January 2015 between Company and Basset Holdings | Renewal
Termination cost			$ 0
Vivid Finance Limited | Consultancy Agreement Effective January 1, 2013 between Company and Vivid
Termination cost					$ 0